Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities	¥ 631,154	¥ 307,476	¥ (172,382)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(280,258)	(274,278)	(239,934)
Net change	350,896	33,198	(412,316)
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities	(204,916)	(107,082)	81,568
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	84,328	86,845	80,967
Net change	(120,588)	(20,237)	162,535
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities	426,238	200,394	(90,814)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(195,930)	(187,433)	(158,967)
Net change	230,308	12,961	(249,781)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests	(13,941)	(19,023)	59,460
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group	244,249	31,984	(309,241)
Net debt valuation adjustments (Note 14), Before tax:
Net debt valuation adjustments	(3,555)	(12,693)	6,005
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	417	215	(707)
Net change	(3,138)	(12,478)	5,298
Net debt valuation adjustments (Note 14), Tax (expense) or benefit:
Net debt valuation adjustments	1,088	3,994	(2,032)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(128)	(68)	239
Net change	960	3,926	(1,793)
Net debt valuation adjustments (Note 14), Net of tax:
Net debt valuation adjustments	(2,467)	(8,699)	3,973
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	289	147	(468)
Net change	(2,178)	(8,552)	3,505
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group	(2,178)	(8,552)	3,505
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(3,430)	(4,321)	23,633
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(8,016)	(18,367)	(20,599)
Net change	(11,446)	(22,688)	3,034
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	1,571	2,041	(9,320)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	2,850	7,402	8,094
Net change	4,421	9,443	(1,226)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(1,859)	(2,280)	14,313
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(5,166)	(10,965)	(12,505)
Net change	(7,025)	(13,245)	1,808
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	(7,025)	(13,245)	1,808
Defined benefit plans, Before tax:
Defined benefit plans	154,708	131,971	(209,209)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	5,904	20,105	9,839
Net change	160,612	152,076	(199,370)
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	(48,537)	(41,852)	72,115
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(2,237)	(6,652)	(4,238)
Net change	(50,774)	(48,504)	67,877
Defined benefit plans, Net of tax:
Defined benefit plans	106,171	90,119	(137,094)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	3,667	13,453	5,601
Net change	109,838	103,572	(131,493)
Defined benefit plans attributable to noncontrolling interests	826	212	(1,711)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	109,012	103,360	(129,782)
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	(137,811)	(148,460)	(396,995)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(1,494)	3,293	(3,670)
Net change	(139,305)	(145,167)	(400,665)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	32,767	2,424	43,109
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	1,760	(467)	879
Net change	34,527	1,957	43,988
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	(105,044)	(146,036)	(353,886)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	266	2,826	(2,791)
Net change	(104,778)	(143,210)	(356,677)
Foreign currency translation adjustments attributable to noncontrolling interests	14,435	(5,954)	(29,976)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	(119,213)	(137,256)	(326,701)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 224,845	¥ (23,709)	¥ (760,411)